Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases
Operating lease cost	$ 888
Cash paid for amounts included in the measurement of lease liabilities	873
Operating cash flows from operating leases	0
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	$ 1,726
Weighted-average remaining lease term - operating leases	9 years 3 months 3 days
Weighted-average discount rate - operating leases	2.23%